Tax Expense	12 Months Ended
Jun. 30, 2025
Tax Expense [Abstract]
Tax Expense

17. TAX EXPENSE

	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

Income tax
- Current year provision	19,734	257,571	131,368
- Under/(over) provision in prior year	15,941	33,408	(6,010,761)
	35,675	290,979	(5,879,393)
Deferred tax (Note 12)
- Relating to origination and reversal of temporary differences	337,478	(7,569,432)	258,230
- Overprovision in prior year	(1,107,706)	(3,542,190)	(23,058)
	(770,228)	(11,111,622)	235,172
	(734,553)	(10,820,643)	(5,644,221)

Malaysian income tax is calculated at the statutory tax rate of 24% (June 30, 2024 and 2023: 24%) of the estimated taxable profit for the fiscal year.

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Singapore income tax for companies is calculated at the statutory tax rate of 17% (June 30, 2024 and 2023: 17%) of the estimated taxable profit for the fiscal year.

Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:

	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

(Loss)/profit before tax	(72,104,372)	(65,509,477)	21,893,004

Tax at Malaysian statutory rate of 24% (June 30, 2024 and 2023: 24%)	(17,305,049)	(15,722,274)	5,254,321

Tax effects in respect of:
Non-allowable expenses	6,113,483	591,130	1,024,330
Non-taxable income	(24,438)	(1)	(2,524)
Deferred tax assets not recognized	9,757,147	11,256,099	2,205,090
Changes in unrecognized temporary differences	(4,087,086)	(611,451)	13,288,607
Tax exempt income	-	8,595	(21,334,568)
Utilisation of unrecognized deferred tax assets	-	(2,833,959)	(45,658)
Unabsorbed tax losses disregard	2,544,112	-	-
Changes in recognized temporary differences	3,359,043	-	-
	357,212	(7,311,861)	389,598

Under/(over) provision in prior years:
Income tax	15,941	33,408	(6,010,761)
Deferred tax	(1,107,706)	(3,542,190)	(23,058)
Tax expense	(734,553)	(10,820,643)	(5,644,221)

The Group’s effective tax rate for the years ended June 30, 2025, 2024 and 2023 was 1.02%, 16.52% and 25.78% respectively.